MARQUIS FUNDS (R)

                     . GOVERNMENT SECURITIES FUND
                     . STRATEGIC INCOME BOND FUND
                     . LOUISIANA TAX-FREE INCOME FUND
                     . BALANCED FUND
                     . VALUE EQUITY FUND
                     . GROWTH EQUITY FUND
                     . SMALL CAP EQUITY FUND
                     . INTERNATIONAL EQUITY FUND

    SUPPLEMENT DATED MARCH 18, 1997 TO PROSPECTUS DATED JANUARY 28, 1997, AS
                           SUPPLEMENTED MARCH 4, 1997

From April 15, 1997 through May 15, 1997, purchases of Class A shares of the Marquis Louisiana Tax-Free Income Fund (the "Fund") will not be subject to a sales charge. This offer covers purchases of new shares only and does not apply to previously purchased shares.

Effective May 15, 1997, the 3.50% front-end sales charge normally imposed on Class A shares of the Fund will be reinstated.

                               ----------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


MRQ-F-022-01

                     PROSPECTUS -- DATED JANUARY 28, 1997
                         as supplemented March 4, 1997

                     TREASURY SECURITIES MONEY MARKET FUND
                         TAX EXEMPT MONEY MARKET FUND

                                Cash Sweep Class





              [LOGO OF MARQUIS(SM) FAMILY OF FUNDS APPEARS HERE]





                                  MARQUIS(SM)
                                FAMILY OF FUNDS
                 High Quality. High Standards. Highly Personal.

MARQUIS FUNDS (R)

                        Investment Adviser:
                        FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

              .TREASURY SECURITIES MONEY MARKET FUND
              .TAX EXEMPT MONEY MARKET FUND

MARQUIS FUNDS (R) (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers the Cash Sweep Class shares of the TREASURY SECURITIES MONEY MARKET FUND and TAX EXEMPT MONEY MARKET FUND (the "Funds"), each a separate series of the Trust.

This Prospectus sets forth concisely the information about the Funds and the Trust that a prospective investor should know before investing in the Funds. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 28, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.

AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW
 ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

JANUARY 28, 1997, AS SUPPLEMENTED MARCH 4, 1997

                                    SUMMARY

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company providing a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Cash Sweep Class shares of the Trust's Treasury Securities Money Market Fund (the "Treasury Fund") and Tax Exempt Money Market Fund (the "Tax Exempt Fund") (collectively, the "Funds"). Each Fund is a separate series of the Trust.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND? The Treasury Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations. The Tax Exempt Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes by investing, under normal market conditions, at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from Federal income tax. There can be no assurance that either Fund will achieve its investment objective.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUNDS? The investment policies of each Fund entail certain risks and considerations of which an investor should be aware. While each Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that either Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.

ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which either Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

For more information about each Fund, see "Investment Objective and Policies," "General Investment Policies" and "Description of Permitted Investments and Risk Factors."

HOW DO I PURCHASE SHARES? Cash Sweep Class shares of the Funds are offered at net asset value per share. Cash Sweep Class shares of the Treasury Fund and Tax Exempt Fund are subject to annual distribution fees of .50% and .60%, respectively, of the average daily net assets.

WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser of each Fund. Additionally, Weiss, Peck & Greer, L.L.C. serves as investment sub-adviser (the "sub-adviser") to the Tax Exempt Fund. See "Expense Summary," "The Adviser" and "The Sub-Adviser."

WHO IS THE ADMINISTRATOR? SEI Fund Resources serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of each Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid in additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

                                EXPENSE SUMMARY

                                           TREASURY SECURITIES        TAX EXEMPT
                                             MONEY MARKET FUND MONEY MARKET FUND
SHAREHOLDER TRANSACTION EXPENSES              CASH SWEEP CLASS  CASH SWEEP CLASS
--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price)                      None              None
Maximum Sales Load Imposed on Reinvested
 Dividends
 (as a percentage of offering price)                      None              None
Maximum Contingent Deferred Sales Charge
 (as a percentage of original purchase
 price or redemption proceeds, as
 applicable)                                              None              None
Wire Redemption Fee                                        $25               $25
Exchange Fee                                              None              None


ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees (after fee waivers) (1)                   .29%              .35%
12b-1 Fees (1)                                            .50%              .60%
Other Expenses                                            .21%              .30%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waiv-
 ers) (2)                                                1.00%             1.25%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) The Adviser has voluntarily agreed to waive a portion of its advisory fee and the Distributor has voluntarily agreed to waive 12b-1 fees to the extent necessary to keep "Total Operating Expenses" for the Cash Sweep Class shares of the Treasury Fund and Tax Exempt Fund from exceeding 1.00% and 1.25%, respectively. The Adviser and the Distributor reserve the right to terminate their waivers at any time in their sole discretion. Absent such waivers, the advisory fee for the Treasury Fund and Tax Exempt Fund would be .30% and .45%, respectively, and the 12b-1 fee for the Cash Sweep Class shares of the Funds would be .75%.

(2) Absent the Adviser's and the Distributor's voluntary fee waivers, Total Operating Expenses for Cash Sweep Class shares of the Treasury Fund and Tax Exempt Fund would be 1.26% and 1.50%, respectively. Total Operating Expenses have been restated to reflect current fees.

EXAMPLE

------------------------------------------------------------------------------
                                                                1 YEAR 3 YEARS
------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in
Cash Sweep Class shares assuming (1) 5% annual return and
(2) redemption at the end of each time period:
Treasury Money Market Fund                                       $10     $32
Tax Exempt Money Market Fund                                     $13     $40

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. BECAUSE THE CASH SWEEP CLASS OF EACH FUND WERE NOT OPERATIONAL AS OF THE DATE OF THIS PROSPECTUS, THE FUNDS HAVE NOT PROJECTED EXPENSES BEYOND THE THREE-YEAR PERIOD SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Cash Sweep Class shares of the Fund. The information set forth in the foregoing table and example relates only to Cash Sweep Class shares. The Treasury Fund also offers Trust Class shares and both Funds offer Retail Class shares of the Fund which are subject to the same expenses except that Trust Class shares are not charged distribution expenses and Retail shares are charged lower distribution expenses than Cash Sweep shares. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor."

THE TRUST

MARQUIS FUNDS(R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in the Funds, through separate classes: Trust Class (Treasury Fund only), Retail Class and Cash Sweep Class which provide for variations in distribution costs, voting rights and dividends. Except for these differences between classes, each share of each Fund represents an undivided, proportionate interest in that Fund. This Prospectus relates to the Cash Sweep Class shares of the Funds. Information regarding the Trust Class shares of the Treasury Fund, Retail Class shares of both Funds and the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVE AND POLICIES FOR THE TREASURY FUND

THE TREASURY FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit and in repurchase agreements involving such obligations.

INVESTMENT OBJECTIVE AND POLICIES FOR THE TAX EXEMPT FUND

THE TAX EXEMPT FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax (collectively, "Municipal Securities"). The Fund will invest at least 80% of its assets in Municipal Securities the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax. This investment policy is a fundamental policy of the Fund. The Fund will purchase municipal bonds, municipal notes, municipal lease obligations, tax-exempt money market mutual funds, and tax-exempt commercial paper rated in the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with Securities and Exchange Commission ("SEC") regulations at the time of investment or, if not rated, determined by the Adviser to be of comparable quality.

The Adviser will not invest more than 25% of Fund assets in Municipal Securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Tax Exempt Fund may purchase municipal obligations with demand features, including variable and floating rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when issued" basis and purchase securities subject to a standby commitment.

The Tax Exempt Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities.

The Tax Exempt Fund may invest up to 20% of the Fund's net assets in the aggregate in taxable money market instruments, taxable money market mutual funds, and securities subject to the alternative minimum tax. Taxable money market instruments in which the Fund may invest consist of (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks, (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government, including STRIPs; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper;
(v) receipts and (vi) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

The Tax Exempt Fund may engage in securities lending and may also borrow money in amounts up to 33 1/3% of its net assets.

GENERAL INVESTMENT POLICIES

Each Fund complies with regulations of the Securities and Exchange Commission applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by a Fund. Under these regulations, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations with remaining maturities of 397 days or less. Each Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

For additional information regarding permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

A Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Tax Exempt Fund's assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities; and, with respect to the Tax Exempt Fund, (ii) tax-exempt securities issued by governments or political subdivisions of governments.

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and, with respect to the Tax Exempt Fund, (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES

Investors may purchase Cash Sweep Class shares of a Fund directly from the Trust's shareholder servicing and transfer agent, DST Systems, Inc., or an authorized sub-transfer agent (collectively, the "Transfer Agent"), by mail, by wire, or through an automatic investment plan. Shares may also be purchased through broker-dealers, including Marquis Investments, LLC, that have established a dealer agreement with SEI Financial Services Company, the Trust's distributor (the "Distributor"). Cash Sweep Class shares of the Funds are sold on a continuous basis.

BY MAIL

You may purchase Cash Sweep Class shares of a Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Marquis Funds (Fund
Name)," to Marquis Funds at PO Box 419316, Kansas City, MO 64141-6316. You may purchase additional shares at any time by mailing payment to the Transfer Agent. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 15 days.

You may obtain Account Application forms by calling 1-800-471-1144.

BY WIRE

You may purchase Cash Sweep Class shares of a Fund by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to the Transfer Agent and the wire instructions must include your account number. You must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day (defined below) of the wire, provided that the shareholder notifies the Transfer Agent prior to 12:00 noon, Central time. If the Transfer Agent does not receive notice by 12:00 noon, Central time, on the Business Day of the wire, the order will be executed on the next Business Day.

AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in a Fund through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by calling 1-800-471-1144. The AIP is available only for additional investments for an existing account.

GENERAL INFORMATION REGARDING PURCHASES

You may purchase Cash Sweep Class shares of a Fund on any day the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days").

The minimum initial investment in Cash Sweep Class shares of a Fund is $2,500 ($500 minimum for individual retirement accounts and employees of First National Bank of Commerce in New Orleans, the Funds' investment adviser (the "Adviser") or its affiliates); however, the Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100, except for purchases through the AIP and payroll deductions, which must be at least $50.

A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day the order is received by the Transfer Agent if it receives the order and payment before 12:00 noon, Central time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of Cash Sweep Class shares of a Fund is the net asset value per share next computed after the order is received and accepted by the Trust. Each Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of a Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. Each Fund's net asset value per share is calculated as of 3:00 p.m., Central time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.

The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders of record who desire to transfer registration of their shares should call 1-800-471-1144.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

Shares may also be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish the transfer. Certain financial institutions may be required under state law to register as broker/dealers.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

EXCHANGES

You may exchange your shares for Class A or Class B shares of other funds of the Trust. You will be subject to the applicable sales charge on exchange unless you qualify for a sales load waiver.

You must have received a current prospectus of the Trust's other fund into which you wish to move your investment (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. If an Exchange Request in good order is received by DST by 3:00 p.m. Central time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.

Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact the Transfer Agent and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon 60 days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $25 charge for wiring redemption proceeds. Shares may be redeemed by mail, by telephone or through a systematic withdrawal plan. Investors who own shares held of record by a financial institution should contact that financial institution for information on how to redeem shares. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid redemption request.

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public cannot guarantee signatures.

BY TELEPHONE

You may redeem your shares by telephone if you have elected that option on your Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address of record or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you or to a designated bank account, but there is a charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144, however a wire charge of $25 will be deducted from the amount of the wire redemption.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. When market conditions are extremely busy, it is possible that you may experience difficulties placing redemption orders by telephone, and may wish to place them by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Trust offers a Systematic Withdrawal Plan which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain a SWP Application Form by calling 1-800-471-1144.

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to the Transfer Agent.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Payment to shareholders for shares redeemed will be made within 7 days after the Transfer Agent receives the valid redemption request. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for fifteen days.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at their net asset value if, because of redemptions, your account in that Fund has a value of less than the minimum initial purchase amount (normally $2,500; $500 for individual retirement accounts and for employees of the Adviser or its affiliates). Accordingly, if you purchase shares of a Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before a Fund exercises its right to redeem your shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount.

THE ADVISER

First National Bank of Commerce in New Orleans (the "Adviser"), 201 St. Charles Avenue, New Orleans, Louisiana 70170, acts as each Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the investment programs of the Treasury Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. With respect to the Tax Exempt Fund, the Adviser has delegated these responsibilities, subject to its supervision, to the sub-adviser.

As of September 30, 1996, the Adviser's Trust Group managed approximately $2.3 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past eight years. The Adviser is a wholly-owned subsidiary of First Commerce Corporation.

The Glass-Steagall Act restricts the securities activities of national banks such as First National Bank of Commerce in New Orleans but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .30% of the Treasury Fund's average daily net assets and 0.45% of the Tax Exempt Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Funds. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time. For the fiscal year ended September 30, 1996, the Adviser was paid an advisory fee of .27% of the Treasury Fund's average net assets and .26% of the Tax Exempt Fund's average net assets.

Gerald S. Dugal, Vice President of the Adviser, is the portfolio manager of the Treasury Securities Money Market Fund, Institutional Money Market Fund, Strategic Income Bond Fund and Tax Exempt Money Market Fund. Mr. Dugal is currently a senior portfolio manager and Manager of Fixed Income and Trading. Mr. Dugal has over 11 years of experience in portfolio management, investment trading and research, the past six with the Adviser. He is licensed as a general securities principal and a municipal securities principal.

THE SUB-ADVISER

Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Tax Exempt Fund's investment sub-adviser under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Adviser. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. Currently, WPG manages over $12 billion in assets, $2 billion of which is invested in tax exempt money market funds. The principal business address of WPG is One New York Plaza, New York, N.Y. 10004.

WPG is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of: .075% of the Tax Exempt Fund's average daily net assets up to $150 million; .05% of the next $350 million of the Fund's average daily net assets, .04% of the next $500 million in average daily net assets; and .01% of the Fund's average daily net assets over $1 billion.

For the fiscal period ended September 30, 1996, WPG was paid a sub-advisory fee of .075% (annualized) of the Tax Exempt Fund's average daily net assets.

THE ADMINISTRATOR

SEI Fund Resources, a Delaware business trust (the "Administrator"), has its principal business offices at Oaks, Pennsylvania 19456. The Trust and the Administrator are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of each Fund's average daily net assets.

The Administrator reserves the right to terminate any waivers or reimbursements at any time at its sole discretion.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a transfer agent agreement.

THE DISTRIBUTOR

The Cash Sweep Class shares of the Funds have a Rule 12b-1 distribution plan (the "Cash Sweep Class Plan"), and the Trust and SEI Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, have entered into a distribution agreement (the "Distribution Agreement").

As provided in the Distribution Agreement and the Cash Sweep Class Plan, the Trust pays the Distributor a fee at the annual rate of .50% and .60% of the average daily net assets of the Cash Sweep Class shares of the Treasury Fund and Tax Exempt Fund, respectively. This fee will be calculated and paid each month based on average daily net assets for that month. The Distributor from time to time may waive a portion of this distribution fee in order to limit the distribution fee for Cash Sweep Class shares of the Funds. The Distributor reserves the right in its sole discretion to terminate this voluntary waiver at any time.

The Distributor may use such fees to make payments to financial institutions and intermediaries such as banks (including the Adviser and its affiliates), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates (collectively, "financial intermediaries") as compensation for shareholder services or as compensation to the Distributor for its services. The Cash Sweep Class Plan is characterized as a compensation plan since this fee will be paid to the Distributor without regard to the shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. If the Distributor's expenses are less than its fees, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher. The Distributor has agreed, however, to pay the entire amount of the fee to financial intermediaries for shareholder services.

The Funds may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Trust may advertise each Fund's "current yield" and "effective compound yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of a Fund refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by an investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

The Tax Exempt Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of this Fund's yield, assuming certain tax brackets for the shareholder.

In addition, the Trust may from time to time compare performance of a Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.

The performance of the various classes of shares of a Fund will differ because of the distribution fees charged to the Cash Sweep Class and Retail Class shares.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Funds or its shareholders. In addition, state and local tax consequences of an investment in a Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult with their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax, net of investment company taxable income, and net of capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute all of its net investment income (including net short-term capital gains) to shareholders. Dividends from net investment company taxable income are taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of a Fund's earnings and profits. Any net realized capital gain will be distributed at least annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Dividends and distribution of capital gains paid by a Fund do not qualify for the dividends received deduction for corporate shareholders. Each Fund will make annual reports to shareholders of the federal income tax status of all distributions.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Tax Exempt Fund's assets consist of obligations the interest on which is excludable from gross income for federal tax purposes, that Fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may have certain collateral federal income tax consequences, including alternative minimum tax. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax Exempt Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by a Fund on direct U.S. Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by direct U.S. Government obligations normally is not exempt from state taxation. Each Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

A sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Funds, the Trust offers the following funds: Institutional Money Market Fund, Government Securities Fund, Louisiana Tax-Free Income Fund, Strategic Income Bond Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the

Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316 or by calling 1-800-471-1144.

DIVIDENDS

The net investment income (not including capital gains) of a Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of each Fund, if any, will be distributed at least annually. Dividends are paid by the Funds in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

First National Bank of Commerce in New Orleans acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Funds and associated risk factors. The only permitted investments for the Treasury Fund include Repurchase Agreements and U.S. Treasury obligations. Further discussion is contained in the Statement of Additional Information.

BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

FIXED INCOME SECURITIES--Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

MUNICIPAL LEASES--Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

PARTICIPATION INTERESTS--Participation interests are interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows a Fund to treat the income from the investment as exempt from federal income tax. The Tax Exempt Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

RECEIPTS--TRs, TIGRs and CATS--interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury Obligations. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS").

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act, as amended.

SECURITIES LENDING--In order to generate additional income, the Tax Exempt Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning a portion of the return generated from the collateral (or a portion of the return on the investment of cash collateral). Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDBY COMMITMENTS--Some securities dealers are willing to sell Municipal Securities to a Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit a Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to a Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Tax Exempt Fund enters into standby commitments only with those dealers whose credit the investment adviser believes to be of high quality.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits may be considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the United States Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the United States Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Tax Exempt Fund's shares.

U.S. GOVERNMENT SECURITIES--Any guaranty by the U.S. Government of the securities in which a Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Funds do not expect to trade STRIPS actively.

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain of the obligations purchased by the Tax Exempt Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. However, the Tax Exempt Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities. To the extent required by the 1940 Act, the Tax Exempt Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Tax Exempt Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary...............................   2
Expense Summary.......................   3
The Trust.............................   4
Investment Objective and Policies for
 the Treasury Fund....................   4
Investment Objective and Policies for
 the Tax Exempt Fund..................   4
General Investment Policies...........   5
Investment Limitations................   5
Purchase of Shares....................   5
Exchanges.............................   7


Redemption of Shares..................   7
The Adviser...........................   8
The Sub-Adviser.......................   9
The Administrator.....................   9
The Shareholder Servicing Agent and
 Transfer Agent.......................  10
The Distributor.......................  10
Performance...........................  10
Taxes.................................  11
General Information...................  12
Description of Permitted Investments
 and Risk Factors.....................  13

MARQUIS(SM)
FAMILY OF FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER
First National Bank of Commerce in New Orleans
201 St. Charles Avenue
New Orleans, LA 70170

ADMINISTRATOR
SEI Fund Resources
Oaks, PA 19456

DISTRIBUTOR
SEI Financial Services Company
Oaks, PA 19456

TRANSFER AGENT
DST Systems, Inc.
1004 Baltimore Street
Kansas City, MO 64105

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, PA 19103

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
1601 Market Street
Philadelphia, PA 19103




--------------------------------------------------------------------------------

              --------------------------------------------------
                            Marquis Family of Funds

                               Not FDIC Insured

                               No Bank Guarantee

                                May Lose Value
              --------------------------------------------------

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or the Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or by its Distributor. This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.